Subsequent Events (Details Narrative) (USD $)	0 Months Ended									3 Months Ended
	May 21, 2014	Mar. 09, 2014	Sep. 16, 2014	Jul. 31, 2014	Apr. 30, 2014	Mar. 10, 2014	Dec. 10, 2013	Dec. 09, 2013	Apr. 30, 2013	Jul. 31, 2014 Note Purchase Agreement	Jul. 31, 2014 Convertible Debenture Agreement	Sep. 11, 2014 Equity Purchase Agreement	Sep. 05, 2014 Equity Purchase Agreement
Date of Agreement										2014-08-06	2014-08-21
Promissory Note										$ 275,000	$ 133,000
Interest Rate										10.00%	2.00%
Common Stock, Price per Share				$ 0.70					$ 0.70	$ 0.08
Conversion Rate											45.00%
Maturity Date										Jul. 29, 2015	Jan. 15, 2015
Common Shares to Acquire													10,000,000
Common stock, issued				107,500,000	107,500,000		107,500,000	2,150,000	107,500,000			1,977,535	1,977,535
Legal Fees Paid			10,000
Fair Value					159,475				90,525			105,205	134,670
Warrants to purchase	3,000,000
Warrants, exercise price	$ 0.90					$ 0.90
Warrants, exercise period	P2Y	P2Y
Cash proceeds	$ 150,000